Disposals of businesses and deconsolidation of subsidiary (West Vela) (Details) (USD $)	12 Months Ended			0 Months Ended	3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 04, 2014	Dec. 31, 2014	Mar. 21, 2014	Jan. 02, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposals	$ 632,000,000	$ 61,000,000	$ 0
West Vela
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Deferred contingent consideration per day, remainder of contract				44,000
Deferred contingent consideration per day				40,000
Gain (loss) on contingent consideration related to disposals					1,000,000
Enterprise value				900,000,000
Deferred consideration				74,000,000
Less: Debt assumed				433,000,000
Purchase price				541,000,000
Less: Working capital adjustment				(6,000,000)
Purchase price				535,000,000
Cash				467,000,000
Less: net carrying value of assets and liabilities				(303,000,000)
Less: allocated goodwill to subsidiaries				(41,000,000)
Gain on disposals				$ 191,000,000
Seadrill Capricorn Holdings LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest, percentage				49.00%		49.00%	49.00%